OTHER RELATED PARTY TRANSACTIONS (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable and accrued liabilities	$ 13,018	$ 1,700